Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Accrued bonus	$ 3,242	$ 8,800	$ 3,984
Accrued payroll and related expenses	1,098	1,460	447
Other current liabilities and accrued expenses	2,951	1,156	699
Total accrued expenses and other current liabilities	7,371	11,416	6,274
Deferred revenue	$ 80	$ 0	$ 1,144